Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004014
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Investor Class
Trading Symbol	PRLAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Investor Class	$75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
AssetsNet	$ 353,468,000
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$353,468
Number of Portfolio Holdings	42

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	36.0%
Consumer Staples	14.0
Materials	13.0
Industrials & Business Services	11.6
Energy	6.8
Consumer Discretionary	4.2
Information Technology	4.2
Utilities	2.1
Real Estate	2.1
Other	6.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	10.2%
NU Holdings	6.3
Grupo Mexico	5.4
Vale	4.4
B3	4.2
Grupo Financiero Banorte	4.1
Wal-Mart de Mexico	3.7
Credicorp	3.5
Petroleo Brasileiro, Preference Shares	3.4
Banco BTG Pactual	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184319
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	I Class
Trading Symbol	RLAIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - I Class	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 353,468,000
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$353,468
Number of Portfolio Holdings	42

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	36.0%
Consumer Staples	14.0
Materials	13.0
Industrials & Business Services	11.6
Energy	6.8
Consumer Discretionary	4.2
Information Technology	4.2
Utilities	2.1
Real Estate	2.1
Other	6.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	10.2%
NU Holdings	6.3
Grupo Mexico	5.4
Vale	4.4
B3	4.2
Grupo Financiero Banorte	4.1
Wal-Mart de Mexico	3.7
Credicorp	3.5
Petroleo Brasileiro, Preference Shares	3.4
Banco BTG Pactual	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225811
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Z Class
Trading Symbol	TRZYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 353,468,000
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$353,468
Number of Portfolio Holdings	42

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	36.0%
Consumer Staples	14.0
Materials	13.0
Industrials & Business Services	11.6
Energy	6.8
Consumer Discretionary	4.2
Information Technology	4.2
Utilities	2.1
Real Estate	2.1
Other	6.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	10.2%
NU Holdings	6.3
Grupo Mexico	5.4
Vale	4.4
B3	4.2
Grupo Financiero Banorte	4.1
Wal-Mart de Mexico	3.7
Credicorp	3.5
Petroleo Brasileiro, Preference Shares	3.4
Banco BTG Pactual	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless